CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share capital	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Treasury shares	Total
BALANCE at Dec. 31, 2022	$ 54	$ 27,546	$ (1,073)	$ (1,662)	$ (1,058)	$ 23,807
BALANCE (in Shares) at Dec. 31, 2022	20,124
Comprehensive income (loss)	$ 0	0	72	5,167	0	5,239
Dividend paid	0	0	0	(4,839)	0	(4,839)
Employees share-based compensation expenses	0	281	0	0	0	281
Exercise of options issued to employees from treasury shares	$ 0	(51)	0	0	51	0
Exercise of options issued to employees from treasury shares (in Shares)	61
BALANCE at Dec. 31, 2023	$ 54	27,776	(1,001)	(1,334)	(1,007)	24,488
BALANCE (in Shares) at Dec. 31, 2023	20,185
Comprehensive income (loss)	$ 0	0	(206)	4,630	0	4,424
Dividend paid	0	0	0	(4,868)	0	(4,868)
Employees share-based compensation expenses	0	252	0	0	0	252
Exercise of options issued to employees from treasury shares	$ 0	(124)	0	0	124	0
Exercise of options issued to employees from treasury shares (in Shares)	181
BALANCE at Dec. 31, 2024	$ 54	27,904	(1,207)	(1,572)	(883)	$ 24,296
BALANCE (in Shares) at Dec. 31, 2024	20,366					20,366,326
Comprehensive income (loss)	$ 0	0	582	2,604	0	$ 3,186
Dividend paid	0	0	0	(4,502)	0	(4,502)
Employees share-based compensation expenses	0	199	0	0	0	199
Purchase Of treasury shares	$ 0	0	0	0	(130)	$ (130)
Purchase of treasury shares (in Shares)	(118)					(117,998)
Exercise of options issued to employees from treasury shares	$ 0	(83)	0	0	83	$ 0
Exercise of options issued to employees from treasury shares (in Shares)	125
BALANCE at Dec. 31, 2025	$ 54	$ 28,020	$ (625)	$ (3,470)	$ (930)	$ 23,049
BALANCE (in Shares) at Dec. 31, 2025	20,373					20,372,828